SEGMENT AND GEOGRAPHIC AREA INFORMATION - Net revenues by geographic location of customers (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Net revenues by geographic location of customers
Total	$ 1,024,111	$ 762,822	$ 1,589,505	$ 1,633,113	$ 2,136,935	$ 2,113,490
Americas
Net revenues by geographic location of customers
Total					1,010,795	951,896
Europe
Net revenues by geographic location of customers
Total					105,584	172,369
Asia and other
Net revenues by geographic location of customers
Total					$ 1,020,556	$ 989,225